Related Party Transactions - Summary of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
RSA pool management fees and commissions	$ (2,799)	$ (9,813)	$ (10,445)
Commercial management fees	(1,187)	(1,870)	(1,236)
Vessel operating expenses	(175,389)	(182,598)	(137,164)
Strategic and administrative service fees	(21,185)	(10,122)	(8,356)
Entities Under Common Control
Related Party Transaction [Line Items]
RSA pool management fees and commissions	2,799	9,813	10,445
Commercial management fees	1,187	1,870	1,236
Strategic and administrative service fees	(7,026)	(15,508)	(14,701)
Time-charter
Related Party Transaction [Line Items]
Revenues	0	5,404	392
Time-charter | Entities Under Common Control
Related Party Transaction [Line Items]
Revenues	0	0	4,558
Technical management fee
Related Party Transaction [Line Items]
Vessel operating expenses	(8,775)	(9,155)	(7,039)
Technical management fee | Entities Under Common Control
Related Party Transaction [Line Items]
Revenues	4,890	11,742	10,413
Vessel operating expenses	0	0	(430)
Secondment fees
Related Party Transaction [Line Items]
Strategic and administrative service fees	(382)	0	0
Secondment fees | Entities Under Common Control
Related Party Transaction [Line Items]
Strategic and administrative service fees	(248)	(644)	(675)
Lay-up Services
Related Party Transaction [Line Items]
Revenues	33	302	0
LNG terminal services
Related Party Transaction [Line Items]
Revenues	388	70	0
Technical management fee revenue
Related Party Transaction [Line Items]
Revenues	7,666	0	0
Service revenue
Related Party Transaction [Line Items]
Revenues	1,939	0	0
Service revenue | Entities Under Common Control
Related Party Transaction [Line Items]
Revenues	$ 1,772	$ 5,482	$ 4,023